SUBSEQUENT EVENTS - Investments and subordinated loan from parent corporation (Details) - CAD ($) $ in Millions	Feb. 27, 2018	May 03, 2017	Mar. 01, 2016	Feb. 05, 2015
9346-9963 Quebec Inc | Series C preference shares
SUBSEQUENT EVENTS
Investment in redeemable preferred shares		$ 3,600.0
Redeemable preferred shares acquired (in shares)		3,600,000
Preferred stock annual dividend rate (in percentage)		10.60%
Subordinated loan | 9346-9963 Quebec Inc | Series C preference shares
SUBSEQUENT EVENTS
Investment in redeemable preferred shares	$ 2,390.0
Redeemable preferred shares acquired (in shares)	2,390,000
Preferred stock annual dividend rate (in percentage)	9.60%
Quebecor Media Inc.
SUBSEQUENT EVENTS
Subordinated loan granted during the period		$ 3,600.0	$ 625.0	$ 1,010.0
Interest rate on subordinated loan (in percentage)		10.50%	11.50%	10.75%
Repayment term intervals of subordinated loan (in months)		6 months	6 months	6 months
Quebecor Media Inc. | Subordinated loan
SUBSEQUENT EVENTS
Subordinated loan granted during the period	$ 2,390.0
Interest rate on subordinated loan (in percentage)	9.50%
Repayment term intervals of subordinated loan (in months)	6 months